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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                         SUPPLEMENT DATED JULY 31, 2003
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2003
                                       FOR
                       MERRILL LYNCH CONSULTS ANNUITY(SM)


The subaccount investing in the Roszel/Credit Suisse International Portfolio is currently closed to allocations of premiums for Contracts issued on or after August 1, 2003.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call or write the Service Center at (800) 535-5549, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.